Income Taxes (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 08, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Federal corporate income tax rate (as a percent)			19.18%	13.47%	69.83%
Income tax rate without impact of Tax Cuts and Jobs Act (as a percent)			21.00%	21.00%	34.00%
Income tax benefit attributable to Tax Act		$ 343,000
Income tax benefit related additional tax planning initiatives		143,000
Income tax benefit attributable to the pension contribution		306,000
Income tax benefit attributable to accounting method changes on tax return		$ 180,000
Branch Located in Branson, Missouri
Income Taxes
Pre-tax gain on sale of branch	$ 2,200,000